Stock Options (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The following assumptions were used in determining the fair value of stock options under the Black-Scholes option-pricing model for grants under the 2012 Plan:

	2017	2016	2015
Expected volatility	-	-	51.42%
Risk-free interest rate	-	-	1.5%
Expected life (years)	-	-	5.5
Dividend yield	-	-	0%
Estimated forfeiture rate	-	-	7%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the Company’s stock options activity for the 2003 and 2012 Plan is presented below:

		Weighted
		Average	Aggregate Intrinsic
	Number	Exercise Price	Value
	of Options	($/option)	($)
Outstanding as of January 1, 2017	1,336,400	$4.91	$1,328,146
Granted	-	-	-
Exercised	(270,100)	4.68	-
Forfeited / Expired	(37,800)	4.51	-
Outstanding as of December 31, 2017	1,028,500	$4.98	$2,982,650

Vested and expected to vest at December 31, 2017	1,287,360	$4.98	$3,733,344
Exercisable as of December 31, 2017	545,125	$4.98	$1,580,863

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
A summary of the Company’s non-vested restricted share activity for the 2012 plan is presented below:

	Number
	of Non-Vested	Weighted Average
	Restricted	Grant Date
	shares	Fair Value ($)

Non-vested as of January 1, 2017	349,700	$4.98
Granted	-	-
Vested	(77,700)	4.98
Forfeited	-	4.98
Non-vested as of December 31, 2017	272,000	$4.98

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
As at December 31, 2017

				Number
	Number of	Remaining Average	Average	of	Remaining
Exercise	Options	Contractual	Exercise	Options	Contractual	Average Exercise
Prices	Outstanding	Life (years)	Price	Exercisable	Life (years)	Price
($/option)			($/option)			($/option)

$4.98	1,028,500	5.33	$4.98	545,125	5.33	4.98
	1,028,500	5.33	4.98	545,125	5.33	$4.98